ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 82,754	$ 41,443	$ 52,232
Time deposits	10	11,128
Restricted cash	22,543	36,146	42,145
Other current assets	8,047	24,957
Total current assets	204,660	351,266
Non-current assets
Deferred tax assets	720	1,185
Other long-term investments	5,970	12,114
Investment in an equity investee	279	354	$ 460
Total non-current assets	17,122	156,468
Total assets	221,782	507,734
Current liability
Accrued liabilities and other current liabilities	30,539	29,735
Total current liabilities	137,716	200,845
Non-current liability
Other liabilities	2,071	459
Total non-current liabilities	4,777	15,300
Total liabilities	142,493	216,145
Commitments and contingencies
Shareholders' equity
Treasury shares	(28,457)	(20,908)
Total iClick Interactive Asia Group Limited shareholders' equity	74,930	284,352
Total liabilities and equity	221,782	507,734
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	1,100	789
Restricted cash		3,657
Other short-term investments	1,021
Other current assets	161	549
Total current assets	2,282	4,995
Non-current assets
Deferred tax assets		254
Investments in subsidiaries, VIE and VIE's subsidiaries	80,015	285,824
Other long-term investments		510
Investment in an equity investee	279	354
Total non-current assets	80,294	286,942
Total assets	82,576	291,937
Current liability
Accrued liabilities and other current liabilities	5,575	7,126
Total current liabilities	5,575	7,126
Non-current liability
Other liabilities	2,071	459
Total non-current liabilities	2,071	459
Total liabilities	7,646	7,585
Commitments and contingencies
Shareholders' equity
Ordinary shares	49	48
Treasury shares	(28,457)	(20,908)
Other shareholders' equity	103,338	305,212
Total iClick Interactive Asia Group Limited shareholders' equity	74,930	284,352
Total liabilities and equity	$ 82,576	$ 291,937